GOODWILL (Tables)	6 Months Ended
Sep. 30, 2024
GOODWILL
Schedule of Goodwill
	As of September 30,	As of March 31,
	2024	2024
Goodwill, gross (Note 12)	$5,184,036	$5,184,036
Less: impairment	(1,807,850)	(1,807,850)
Goodwill, net	$3,376,186	$3,376,186